Consolidated Statements of Comprehensive Loss (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Revenues, related parties amounts	¥ 593,634	¥ 752,688	¥ 723,453
Cost of revenues, related parties amounts	367,334	480,755	478,118
Research and development expenses, related parties amounts		1,974	5,667
Foreign currency translation adjustment, income taxes
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues, related parties amounts	1,377	5,994	33,068
Cost of revenues, related parties amounts			¥ 1,414